Additional Information to the Statements of Comprehensive Loss (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 4,722	$ 5,303	$ 3,421
Salaries and related benefits [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	1,339	1,774	1,235
Professional fees and office expenses [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	1,550	1,770	1,176
Depreciation [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	411	81	30
Travel [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	17	222	127
Allowance for doubtful account [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	844	835	296
Share based payment [Member]
IfrsStatementLineItems [Line Items]
General and administrative expenses	$ 348	$ 621	$ 557